Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 18,978
2023	22,528
2024	10,417
Thereafter	0
Total	$ 51,923